Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial instruments	S/ 1,965,991	S/ 1,776,567
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,726,722	1,396,582
Listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	72,091	202,054
Non-listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	162,386	154,856
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	4,090	2,172
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Financial instruments	702	8,538
Sovereign bonds issued by foreign governments [member]
Disclosure of financial assets [line items]
Financial instruments	0	2,431
Negotiable Certificates of Deposits issued by the BCRP [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 0	S/ 9,934